Offerings - Offering: 1	Apr. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	0.80
Maximum Aggregate Offering Price	$ 800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 110.48
Offering Note	(a) Represents shares of the Registrant's Common Stock available for issuance under the MaxCyte, Inc. 2026 Inducement Plan (the "2026 Plan"). Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of Registrant's Common Stock that become issuable under the 2026 Plan set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's Common Stock, as applicable. (b) Estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $0.80 per share, the average of the high and low prices of the Registrant's Common Stock on April 13, 2026 as reported on the Nasdaq Global Select Market.